MATERIAL EVENTS (Details Narrative) - USD ($)			1 Months Ended					6 Months Ended
	Apr. 12, 2021	Feb. 10, 2021	Jun. 16, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Nov. 30, 2018	Jun. 30, 2021
Secured convertible promissory note						$ 203,000
Additional warrant					100,000	350,000	100,000
Warrant shares						350,000		1,457,878
Warrant period						5 years
Exercise price						$ 1.00
Pay-off letter agreement amount						$ 252,875
Aggregate principal amount				$ 1,666,667
Series A Preferred Stock shares		10,000
Series B Preferred Stock shares		800
Series C Preferred Stock shares		3,000,000
Original issue discount				166,667
Purchase price of note				1,500,000
Initial tranche, amount				700,000
Debt conversion face amount				$ 777,778
Anti dilutive securities description				The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants, and $2.00 per share for 50% of the Warrants
Benefically ownership percantage				4.99%
Mr. Michael Hill [Member]
Compensation per month			$ 25,000
Monthy compensation amount						$ 25,000
Investors [Member]
Stock issued during the period, shares				116,667
Interest rate description				The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice.
Mr. Glass [Member]
Stock issued during the period, shares							12,000,000
Stock issued during the period, aggregate price							$ 120
XLR Medical Corp [Member]
Series A Preferred Stock shares	10,000
Series B Preferred Stock shares	800
Mr Evans [Member]
Compensation per month			25,000
Mr. Bennett [Member]
Compensation per month			$ 12,500